Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	(in thousands)
	2019	2018	2017
Current	$1,086	$(211)	$219
Deferred	529	1,740	1,524
Enactment of federal tax reform	-	-	1,136
Total provision for income taxes	$1,615	$1,529	$2,879

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	(in thousands)
	2019	2018	2017
Expected tax using statutory tax rate	$2,578	$2,047	$2,287
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(386)	(358)	(572)
Tax-exempt income on life insurance contracts	(82)	(83)	(135)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(42)	(37)	(57)
Tax-exempt settlement	(416)	-	-
Non-deductible merger and acquisition costs	-	-	117
Enactment of federal tax reform	-	-	1,136
Other, net	(37)	(40)	103
Total provision for income taxes	$1,615	$1,529	$2,879

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	(in thousands)
	2019	2018
Deferred tax assets:
Allowance for loan losses	$868	$760
Deferred compensation	312	301
Alternative minimum tax credits	-	46
Nonaccrual loan interest	212	256
Deferred loan fees	130	139
Accrued vacation expense	96	91
Accrued profit sharing	123	108
Loans fair value adjustments	421	531
Unrealized loss on securities available-for sale	-	469
Other	124	132
Net operating loss carryforwards	1,285	1,718
Total deferred tax assets	3,571	4,551
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	526
Unrealized gain on securities available for sale	764	-
Capitalized mortgage servicing rights	223	276
Fixed asset depreciation	424	337
Acquisition intangibles	1,907	1,881
Trust preferred fair value adjustment	77	109
Other	67	77
Total deferred tax liabilities	3,988	3,206
Net deferred tax assets (liabilities)	$(417)	$1,345